Note 26 - Segment data entity wide disclosure	12 Months Ended
Sep. 30, 2011
Segment Data - Entity-Wide Disclosure
Segment Data - Entity-Wide Disclosure

(26)      SEGMENT DATA - ENTITY-WIDE DISCLOSURE

The Company follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company operates and manages its business as a single segment that includes primarily the manufacturing and sales of leather and other fabrics.

The following tables sets out the analysis of the Company’s net revenue by product and geographical location:

	Year ended September 30,
	2011	2010	2009

Products:
Ultrasuede leather	$6,636,292	$9,201,596	$8,616,807
Recycled leather flocked fabric	27,230,891	34,209,667	11,740,691
Microfiber towel	473,824	558,408	408,354
Tufted fabric	1,672,957	1,692,669	115,866
Others	328,384	658,885	730,823
Total	$36,342,348	$46,321,225	$21,612,541

Geographical information:
PRC	$24,015,948	$35,720,935	$13,550,142
United States	3,580,801	6,363,200	5,488,462
Nicaragua	1,541,227	2,354,356	2,093,445
Belgium	3,278,339	903,426	199,698
Estonia	1,451,882	-	-
Others	2,474,151	979,308	280,794
	$36,342,348	$46,321,225	$21,612,541

Revenues are attributed to countries according to the location where the customers take delivery of the Company’s products.

All of the Company’s assets are located in the PRC.